TRADE AND OTHER ACCOUNTS PAYABLE, CURRENT AND NON-CURRENT (Tables)	12 Months Ended
Dec. 31, 2018
TRADE AND OTHER ACCOUNTS PAYABLE, CURRENT AND NON-CURRENT
Schedule of trade and other current accounts payable

Item	12.31.2018	12.31.2017
	ThCh$	ThCh$
Trade accounts payable	174,486,806	187,872,116
Withholdings tax	47,693,379	49,857,086
Accounts payable Inamar Ltda. (1)	—	356,221
Others	16,665,327	20,566,980
Total	238,845,512	258,652,403

Current	238,109,847	257,519,477
Non-current	735,665	1,132,926
Total	238,845,512	258,652,403

Schedule of accruable liabilities pursuant to Company's operating leasing agreements

Accruable
liability
ThCh$
Maturity within one year	3,823,849
Maturity between one and five years	4,259,402
Maturity more than five years	480,963
Total	8,564,214